Finance income and expenses	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Finance income and expenses	Finance income and expenses
Finance income for the three months ended March 31, 2023 and 2022 is comprised of:

	Three months ended March 31,
	2023	2022
	$	$
Interest on contingent consideration	16	16
Interest on lease obligations	59	75
Interest income	(2,242)	(110)
	(2,167)	(19)